Note 8 - Related Party Transactions (Detail) (USD $)	12 Months Ended
	Jul. 31, 2007	Jul. 31, 2010 Consulting Agreement [Member] Monthly Consulting Starting September 29, 2009 [Member]	Jul. 31, 2010 Consulting Agreement [Member]	Jul. 31, 2010 Consulting Agreement #2 [Member] Director Services From August 1, 2009 to November 30, 2009 [Member]	Jul. 31, 2010 Consulting Agreement #2 [Member] Monthly Consulting Starting December 1, 2009 [Member]	Jul. 31, 2010 Consulting Agreement #2 [Member]
Private Transaction Between Related Parties, Shares Sold (in Shares)	24,000,000
Related Party Transaction, Amounts of Transaction		$ 5,000		$ 40,000	$ 5,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)			1,000,000
Warrant Issued, Stock Purchasable (in Shares)			1,000,000
Warrant Exercise Period			3 years
Due to Related Parties			$ 17,500			$ 45,000